Assets – Intellectual Property (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015
Acquisition related costs		$ 52,852
Closing cash payment		100,002
Intangible Assets		$ 152,854	$ 152,854	$ 152,854
Asset purchase agreement [Member] | Dr. Gerlach [Member]
Acquisition related costs	$ 52,852
Closing cash payment	$ 100,002